Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
C000234825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Optica Rare Earths & Critical Materials ETF
Without Sales Load [Member] | C000234825
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	(9.12%)
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	26.12%	9.28%